Intangible Liabilities - Charter Agreements (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amortization income of intangible liabilities-charter agreements	$ 5,526	$ 8,080	$ 41,158
Amortization of intangible liabilities - related party	$ 0	$ 0	$ 5,385
Weighted average useful lives	4 years 10 months 28 days